Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Held-to-maturity securities, Fair value	$ 27,402,087	$ 23,084,343
Loans receivable, Allowance	$ 2,247,171	$ 1,649,319
Preferred stock, Par value	$ 0.01	$ 0.01
Preferred stock, Shares authorized	1,000,000	1,000,000
Preferred stock, Shares issued	0	0
Preferred stock, Shares outstanding	0	0
Common stock, Par value	$ 0.01	$ 0.01
Common stock, Shares authorized	9,000,000	9,000,000
Common stock, Shares issued	2,799,657	2,799,657
Common stock, Shares outstanding	2,736,907	2,736,907
Treasury stock, shares	62,750	62,750